Xtrackers Nifty 500 India ETF Annual Fund Operating Expenses - Xtrackers Nifty 500 India ETF - Xtrackers Nifty 500 India ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%